Note 8 - Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2017	2018	2017	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.
—basic and diluted	(13,341)	(12,166)	(60,737)	(25,822)
Denominator:
Weighted average number of ordinary
shares outstanding—basic and diluted	21,732,653	22,397,442	19,916,446	22,342,822

Net loss per share —basic and diluted	(0.61)	(0.54)	(3.05)	(1.16)